Property, Plant, and Equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Finance lease right-of-use assets	$ 419	$ 32
Property, plant and equipment at cost	29,830	12,305
Less: Accumulated depreciation, depletion and amortization	(7,155)	(6,514)
Property, plant and equipment, net	22,675	5,791
Land and buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost	5,337	2,679
Forestlands
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost	251	78
Plant and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost	22,306	8,860
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost	$ 1,517	$ 656